Consolidated statement of comprehensive income Statement - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	[2]	Dec. 31, 2017	[2]
Statement of comprehensive income [abstract]
Profit (loss)	$ 154	$ (26)	[1]	$ 69	[1]
Other comprehensive income (to be reclassified to statement of income in subsequent periods), net of tax:
Exchange differences on translating foreign operations	(4)	(81)		85
Change in value of cash flow hedges, net of tax effects	(16)	(1)		4
Other comprehensive income (not to be reclassified to the statement of income in subsequent periods), net of tax:
Remeasurements of post-employment benefit obligations, net of tax effects	0	0		(2)
Total comprehensive income (loss) for the year	133	(108)		158
Attributable to
Owners of the Company	131	(78)		173
Non-controlling interests	3	(30)		(15)
Total comprehensive income for the period arises from:
Continuing operations	76	(102)		105
Discontinued operations	$ 57	$ (7)		$ 52

[1]	Re-presented for discontinued operations (shown in note A.4.) 2018 and 2017 were not restated for the application of IFRS 16, and, additionally, 2017 was not restated for the application of IFRS 15 and IFRS 9, as the Group elected the modified retrospective approach.
[2]	Re-presented for discontinued operations (shown in note A.4.). 2018 and 2017 were not restated for the application of IFRS 16, and , additionally, 2017 was not restated for the application of IFRS 15 and IFRS 9, as the Group elected the modified retrospective approach.